Current Taxes and Deferred Taxes - Summary of Effect for Deferred Taxes Presented Assets and Liabilities (Detail) - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of deferred income taxes [line items]
Allowances for loan losses	$ 124,408	$ 123,100
Accrued interest on past due portfolio	7,377	6,970
Unearned price differences	288	220
Personnel provisions	18,065	12,550
Miscellaneous provisions	51,033	34,028
Tax losses	62,685	71,919
Net tax value of amortizable assets	14,739	20,683
Depreciation of property, plant and equipment	(42,581)	(45,856)
Lease division and others	19,261	29,567
Mark to market of financial instruments	(26,683)	(38,989)
Itaú-Corpbanca business combination	(61,521)	(68,297)
Others	11,144	(31,564)
Totals assets (liabilities) for deferred taxes	178,215	114,331
Deferred Income Tax Assets [member]
Disclosure of deferred income taxes [line items]
Allowances for loan losses	124,408	105,479
Accrued interest on past due portfolio	7,377	6,970
Unearned price differences	288	220
Personnel provisions	18,220	7,891
Miscellaneous provisions	51,033	29,803
Tax losses	62,685	25,753
Net tax value of amortizable assets	14,739	20,683
Depreciation of property, plant and equipment	(42,581)	(34,169)
Lease division and others	19,261	25,392
Mark to market of financial instruments	(26,821)	(12,259)
Itaú-Corpbanca business combination	(61,521)	(18,139)
Others	11,598	(16,939)
Totals assets (liabilities) for deferred taxes	178,686	140,685
Deferred income tax liabilities [member]
Disclosure of deferred income taxes [line items]
Allowances for loan losses		17,621
Personnel provisions	(155)	4,659
Miscellaneous provisions		4,225
Tax losses		46,166
Depreciation of property, plant and equipment		(11,687)
Lease division and others		4,175
Mark to market of financial instruments	138	(26,730)
Itaú-Corpbanca business combination		(50,158)
Others	(454)	(14,625)
Totals assets (liabilities) for deferred taxes	$ (471)	$ (26,354)